Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morningstar Funds Trust
Entity Central Index Key	0001699360
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000186138 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar U.S. Equity Fund
Class Name	Institutional
Trading Symbol	MSTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar U.S. Equity Fund	$93	0.84%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar U.S. Equity Fund (Institutional/MSTQX) returned 21.34% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar U.S. Market Index, which returned 30.96%.
TOP PERFORMANCE CONTRIBUTORS
An underweight to the Consumer Discretionary sector, and favorable selection within that sector, positively impacted relative returns in the period.
TOP PERFORMANCE DETRACTORS
Information Technology was the largest detractor. The Fund was underweight this sector, which performed strongly.  Selection within the sector further detracted from returns.
Selection within the Industrials sector detracted from performance. Underweights to Caterpillar and GE Vernova, and an overweight to Casella Waste Systems, were the largest single-stock detractors within Industrials.
Within Communication Services, an underweight to Alphabet and an overweight to Meta led to that sector detracting for the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar U.S. Equity Fund	21.34%	9.67%	11.61%
Morningstar U.S. Market Index	30.96%	12.08%	15.19%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 15, 2025
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 1,869,062,458
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 11,747,621
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,869,062,458
Total number of portfolio holdings	394
Total advisory fees paid (after waiver/reimbursement)	$11,747,621
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	96.6%
Investment Companies	2.8%
Short-Term Investments	1.1%
Sector Allocation

Material Fund Change [Text Block]
Material Fund Changes
Effective September 15, 2025 Diamond Hill Capital Management, Inc. and Westwood Management Corp. were  terminated as subadvisers to the Fund.
The above is a summary of material changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 31, 2026 at https://connect.rightprospectus.com/Morningstar, or upon request at 877-626-3224.

Summary of Change Legend [Text Block]
The above is a summary of material changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 31, 2026 at https://connect.rightprospectus.com/Morningstar, or upon request at 877-626-3224.

Updated Prospectus Phone Number	877-626-3224
Updated Prospectus Web Address	https://connect.rightprospectus.com/Morningstar
C000186139 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar International Equity Fund
Class Name	Institutional
Trading Symbol	MSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar International Equity Fund	$113	0.99%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar International Equity Fund (Institutional/MSTFX) returned 28.82% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar Global Market ex U.S., which returned 32.46%.
TOP PERFORMANCE CONTRIBUTORS
The Information Technology sector contributed to relative performance for the period. The Fund was overweight a strongly performing sector and selection within the sector was favorable.
An underweight to India helped relative performance as that country’s returns trailed that of the benchmark.
The Energy sector was a meaningful contributor to returns. Selection within the sector was the main reason for the contribution.  A small overweight to Energy provided additional benefits.
TOP PERFORMANCE DETRACTORS
Stock selection within Japan was a salient detractor for the period. Among overweight positions that hurt relative performance were Chugai Pharmaceuticals, Sysmex and Sony.
The Health Care sector negatively affected results for the period. Both an overweight allocation to an underperforming sector and selection within the sector were unfavorable.
An overweight allocation to Consumer Staples, which trailed the Fund’s benchmark, detracted from relative returns during the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar International Equity Fund	28.82%	6.85%	8.75%
Morningstar Global Markets ex U.S. Index	32.46%	8.20%	9.87%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 1,015,444,606
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 7,376,182
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,015,444,606
Total number of portfolio holdings	411
Total advisory fees paid (after waiver/reimbursement)	$7,376,182
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	97.2%
Short-Term Investments	3.1%
Other less than 2% each	0.8%
Sector Allocation
Region Diversification

C000186140 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Global Income Fund
Class Name	Institutional
Trading Symbol	MSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Global Income Fund	$79	0.73%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Income Fund (Institutional/MSTGX) returned 15.13% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar Global Income Blended Index, which returned 16.45%.
TOP PERFORMANCE CONTRIBUTORS
International Dividend Equity: An overweight position to International equities was a tailwind.
U.S. Dividend Equity: The Fund’s exposure to U.S. dividend equities contributed to relative results.
U.S. High Yield Bonds: The Fund’s overweight to below investment grade credit benefited results.
TOP PERFORMANCE DETRACTORS
Intermediate-term Treasury: The Fund’s position in U.S. Intermediate-term Treasury hurt benchmark relative results.
Long-term Treasury: The Fund’s allocation to U.S. Long-term Treasury detracted from portfolio returns.
REITs: An overweight position in U.S. REITs detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Income Fund	15.13%	5.33%	6.88%
Morningstar Global Income Blended Index	16.45%	4.76%	8.01%
Morningstar Global Markets NR Index	31.26%	10.18%	12.55%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 145,927,235
Holdings Count | Holding	564
Advisory Fees Paid, Amount	$ 386,116
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$145,927,235
Total number of portfolio holdings	564
Total advisory fees paid (after waiver/reimbursement)	$386,116
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund. With respect to the Fund's portfolio holdings in investment companies, the geographic region disclosed in the below Region Diversification table is based on where each underlying investment company is domiciled.
Asset Type Allocation
Common Stocks	43.8%
Investment Companies	19.4%
Corporate Bonds	11.7%
Short-Term Investments	6.1%
Mortgage-Backed Securities	5.6%
Foreign Issuer Bonds	4.7%
Term Loans	4.5%
Master Limited Partnerships	3.1%
Asset-Backed Securities	2.6%
Other less than 2% each	(0.1)%
Sector Allocation
Region Diversification

C000186141 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Total Return Bond Fund
Class Name	Institutional
Trading Symbol	MSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Total Return Bond Fund	$54	0.53%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Total Return Bond Fund (Institutional/MSTRX) returned 3.71% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.06%.
TOP PERFORMANCE CONTRIBUTORS
Security Selection and Sector Allocation: Both of the subadviser mandates outperformed the benchmark.
TOP PERFORMANCE DETRACTORS
Government Bond ETF: The Fund’s allocation to a government bond ETF underperformed the Fund’s benchmark, as credit-sensitive bonds outperformed.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Total Return Bond Fund	3.71%	(0.50)%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 953,872,748
Holdings Count | Holding	2,697
Advisory Fees Paid, Amount	$ 2,741,492
Investment Company Portfolio Turnover	399.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$953,872,748
Total number of portfolio holdings	2,697
Total advisory fees paid (after waiver/reimbursement)	$2,741,492
Portfolio turnover rate	399%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	34.0%
Mortgage-Backed Securities	33.5%
Corporate Bonds	14.7%
U.S. Government Obligations	10.9%
Asset-Backed Securities	10.3%
Foreign Issuer Bonds	5.0%
Short-Term Investments	3.6%
Other less than 2% each	(5.6)%
Sector Allocation

C000186142 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Municipal Bond Fund
Class Name	Institutional
Trading Symbol	MSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Municipal Bond Fund	$60	0.58%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Municipal Bond Fund (Institutional/MSTPX) returned 5.41% for the 12 months ended April 30, 2026. The Fund narrowly underperformed its benchmark, the Morningstar Municipal Bond Blended Index, which returned 5.53%.
TOP PERFORMANCE CONTRIBUTORS
Security Selection: All three of the subadviser mandates outperformed their style benchmarks, with strong security selection being a key driver.
TOP PERFORMANCE DETRACTORS
Credit-Sensitive Bonds: The fund underperformed in May and July of 2025, when the Fund’s lower-rated bonds underperformed the higher-quality bonds in the benchmark.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Municipal Bond Fund	5.41%	1.17%	2.49%
Morningstar Municipal Bond Blended Index	5.53%	1.14%	2.24%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.69%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 336,760,019
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 1,169,598
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$336,760,019
Total number of portfolio holdings	774
Total advisory fees paid (after waiver/reimbursement)	$1,169,598
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	90.9%
Short-Term Investments	8.8%
Municipal Issue Type Allocation

C000186143 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Defensive Bond Fund
Class Name	Institutional
Trading Symbol	MSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Defensive Bond Fund	$49	0.48%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Defensive Bond Fund (Institutional/MSTBX) returned 3.99% for the 12 months ended April 30, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate 1-3 Year Index, which returned 3.51%.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-Backed Securities: An overweight position to U.S. mortgage-backed securities was a tailwind.
Asset-Backed Securities (ABS): The Fund’s overweight to ABS contributed to the positive relative results.
Commercial Mortgage-Backed Securities (CMBS): An overweight position to CMBS added to portfolio relative performance.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: The Fund’s position in U.S. Short-term Treasury hurt benchmark relative results.
Investment-grade Corporate: An underweight position in U.S. corporate bonds detracted from portfolio returns.
High-yield Corporate: An underweight position in U.S. high yield bonds detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Defensive Bond Fund	3.99%	2.77%	3.02%
Bloomberg U.S. Aggregate 1-3 Year Index	3.51%	2.09%	2.50%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 102,656,270
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 148,054
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$102,656,270
Total number of portfolio holdings	184
Total advisory fees paid (after waiver/reimbursement)	$148,054
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	53.4%
Mortgage-Backed Securities	19.9%
Short-Term Investments	18.2%
U.S. Government Obligations	9.4%
Asset-Backed Securities	6.4%
Corporate Bonds	3.4%
Other less than 2% each	1.8%
Sector Allocation

C000186144 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Multisector Bond Fund
Class Name	Institutional
Trading Symbol	MSTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Multisector Bond Fund	$83	0.79%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Multisector Bond Fund (Institutional/MSTMX) returned 10.67% for the 12 months ended April 30, 2026. The Fund outperformed its blended benchmark, the Bloomberg Multisector Bond Blended Index (40% Bloomberg U.S. High Yield Corporate Index, 20% Bloomberg U.S. Corp Index, 20% JPMorgan EM USD Sovereign Index, and 20% Bloomberg EM Local Currency Global Dev Index), which returned 9.13%.
TOP PERFORMANCE CONTRIBUTORS
Local Currency Emerging Market Debt: The Fund’s exposure to Local Currency Emerging Market debt was the main contributor to performance over the period.
Non-U.S. Dollar: The Fund’s exposure to non-U.S. currencies, especially in emerging markets, benefited performance.
U.S. High Yield: The Fund’s selection within high yield bonds contributed to performance.
TOP PERFORMANCE DETRACTORS
Investment-grade Corporate Bonds: The Fund’s overweight to U.S. investment grade corporate bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Multisector Bond Fund	10.67%	2.46%	3.62%
Bloomberg Multisector Bond Blended Index	9.13%	2.91%	4.29%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 188,232,686
Holdings Count | Holding	1,236
Advisory Fees Paid, Amount	$ 733,077
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$188,232,686
Total number of portfolio holdings	1,236
Total advisory fees paid (after waiver/reimbursement)	$733,077
Portfolio turnover rate	190%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Corporate Bonds	43.9%
Foreign Issuer Bonds	41.9%
Short-Term Investments	6.8%
Term Loans	2.6%
Other less than 2% each	4.1%
Sector Allocation
Region Diversification

C000186145 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Global Opportunistic Equity Fund
Class Name	Institutional
Trading Symbol	MSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Opportunistic Equity Fund (Institutional/MSTSX) returned 20.83% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar Global Markets NR Index, which returned 31.26%.
TOP PERFORMANCE CONTRIBUTORS
A position in Korean equities, the home of SK Hynix and Samsung, boosted relative returns.
An overweight to Global Energy stocks, which benefited from the conflict in the Middle East, contributed positively to benchmark relative returns.
An overweight position to Brazilian stocks has been a tailwind as both the equity and currency exposure posted strong returns over the period.
TOP PERFORMANCE DETRACTORS
U.S. Information Technology was the largest detractor. The Fund was underweight this sector, which performed strongly. Selection within the sector further detracted from returns.
Overweight positioning in Consumer Staples and U.S. Healthcare were headwinds to benchmark relative returns.
Positions in Chinese internet stocks were also a drag on returns as those names struggled over this period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Opportunistic Equity Fund	20.83%	8.67%	9.56%
Morningstar Global Markets NR Index	31.26%	10.18%	12.55%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 415,724,030
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 1,634,923
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$415,724,030
Total number of portfolio holdings	272
Total advisory fees paid	$1,634,923
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund. With respect to the Fund's portfolio holdings in investment companies, the geographic region disclosed in the below Region Diversification table is based on where each underlying investment company is domiciled.
Asset Type Allocation
Investment Companies	59.9%
Common Stocks	37.5%
Short-Term Investments	12.6%
Preferred Stocks	0.7%
Sector Allocation
Region Diversification

C000186146 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Alternatives Fund
Class Name	Institutional
Trading Symbol	MSTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Additional Information Phone Number	877‑626‑3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Alternatives Fund	$138	1.35%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Alternatives Fund (Institutional/MSTVX) returned 4.68% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar U.S. Cash T-Bill TR USD Index, which returned 4.12%.
TOP PERFORMANCE CONTRIBUTORS
Convertible Arbitrage: The Fund’s convertible arbitrage manager generated solid returns from income and volatility monetization.
Merger Arbitrage: The Fund’s merger arbitrage strategy delivered good returns amidst a turbulent M&A environment.
TOP PERFORMANCE DETRACTORS
Systematic Multi-Strategy: The Fund’s systematic multi-strategy manager underperformed the Fund’s benchmark as its long-short equity sub-strategy struggled.
Cash Exposure: The Fund holds a modest allocation to cash which can weigh on absolute performance during up markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Alternatives Fund	4.68%	3.83%	4.16%
Morningstar U.S. Cash T-Bill TR USD Index	4.12%	3.51%	2.75%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 257,788,519
Holdings Count | Holding	2,799
Advisory Fees Paid, Amount	$ 1,689,696
Investment Company Portfolio Turnover	208.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$257,788,519
Total number of portfolio holdings	2,799
Total advisory fees paid (after waiver/reimbursement)	$1,689,696
Portfolio turnover rate	208%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Contracts for Difference - Long	26.9%
Convertible Bonds	26.0%
Common Stocks	25.1%
Corporate Bonds	21.0%
Mortgage-Backed Securities	15.6%
Foreign Issuer Bonds	4.9%
Short-Term Investments	4.5%
Convertible Preferred Stocks	3.5%
Other less than 2% each	1.9%
Common Stocks Sold Short	(16.4)%
Contracts for Difference - Short	(23.5)%
Sector Allocation

[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[2]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[3]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[4]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[5]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[6]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[7]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[8]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.